Significant Accounting Policies (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Comprehensive income (in Dollars)	$ 2,172,362	$ 762,348
Autostereoscopic 3D display technologies and knowhow [Member]
Significant Accounting Policies (Details) [Line Items]
Estimate useful lives	8 years
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Voting right percentage	20.00%
Estimate useful lives	8 years
Bottom of range [member] | Computer software [member]
Significant Accounting Policies (Details) [Line Items]
Estimate useful lives	2 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Voting right percentage	50.00%
Estimate useful lives	15 years
Top of range [member] | Computer software [member]
Significant Accounting Policies (Details) [Line Items]
Estimate useful lives	5 years